Dividends - Summary of Dividends (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 R / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 R / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 R / shares
Disclosure of Dividends [line items]
Total dividends	$ 45.5		$ 45.5		$ 62.8
Dividends per share - cents | $ / shares	$ 5		$ 6		$ 8
Final Dividend [Member]
Disclosure of Dividends [line items]
Dividends recognised as distribution to owners	$ 11.5		$ 34.7		$ 37.5
Dividends per share - cents | R / shares		R 20		R 50		R 60
Interim Dividend [Member]
Disclosure of Dividends [line items]
Dividends recognised as distribution to owners	$ 34.0		$ 10.8		$ 25.3
Dividends per share - cents | R / shares		R 60		R 20		R 40